Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets [Abstract]
Summary of amortizable intangible assets

	2012			2011
	Gross			Gross
	Carrying	Accumulated	Net	Carrying	Accumulated	Net
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Core deposit intangible	$4,795	$(4,660)	$135	$4,795	$(4,252)	$543

Estimated future amortization expense

(in thousands)	Core Deposit Intangible Asset
2013	$135
2014	0
2015	0
2016	0
2017	0

Changes in the net carrying amount of core deposit intangible assets

(in thousands)	2012	2011	2010
Balance at beginning of year	$543	$978	$1,504

Additions	0	0	0
Amortization	(408)	(435)	(526)

Balance at end of year	$135	$543	$978

Changes in mortgage servicing rights

(in thousands)	2012	2011	2010
Balance at beginning of year	$2,308	$2,356	$2,021

Re-measurement to fair value upon election to measure servicing rights at fair value	742	0	0
Originated mortgage servicing rights	830	760	1,169
Changes in fair value:
Due to change in model inputs and assumptions (1)	122	0	0
Other changes in fair value (2)	(1,453)	0	0
Amortization	0	(808)	(834)

Balance at end of year	$2,549	$2,308	$2,356

(1)	The change in fair value resulting from changes in valuation inputs or assumptions used in the valuation model reflects the change in discount rates and prepayment speed assumptions primarily due to changes in interest rates.
(2)	Other changes in fair value reflect changes due to customer payments and passage of time. This also includes a one time adjustment of a $538,000 correction of an immaterial prior period error due to changing from the straight-line amortization method to an accelerated amortization method of accounting for amortizing MSRs in prior years. If the aforementioned was corrected as of December 31, 2011, the balance at the beginning of the period would have been $1,770,000.

Assumptions used in estimating the fair value of mortgage service rights

	2012	2011
Weighted-Average Constant Prepayment Rate	18.60%	20.86%
Weighted-Average Note Rate	4.22%	4.64%
Weighted-Average Discount Rate	7.99%	7.99%
Weighted-Average Contractual Life (in years)	20.00	23.00